UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/2004_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _11/12/04__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __32__________

Form 13F Information Table Value Total:    __$108,296____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      438     9000 SH       SOLE                                9000
Abercrombie & Fitch         COM              002896207     3101    98450 SH       SOLE                               98450
Franklin Resources          COM              354613101     2573    46142 SH       SOLE                               46142
Berkshire Hathaway Class A  CLA              084670108     6499       75 SH       SOLE                                  75
Berkshire Hathaway Class B  CLB              084670207    12581     4382 SH       SOLE                                4382
Blyth                       COM              09643P108     4174   135080 SH       SOLE                              135080
Claires Stores              COM              179584107     6249   249566 SH       SOLE                              249566
Cleveland Cliffs            COM              185896107     3625    44830 SH       SOLE                               44830
Dreyers Ice Cream           COM              261877104     6174    77175 SH       SOLE                               77175
Cedar Fair LP               COM              150185106     1226    39990 SH       SOLE                               39990
Great Lakes Chem Corp       COM              390568103     4147   162000 SH       SOLE                              162000
Gap Inc                     COM              364760108     1750    93819 SH       SOLE                               93819
Home Depot                  COM              437076102      314     8000 SH       SOLE                                8000
Hon Industries Inc          COM              438092108      880    22235 SH       SOLE                               22235
Johnson & Johnson           COM              478160104      373     6628 SH       SOLE                                6628
Jones Apparel Group         COM              480074103     3201    89405 SH       SOLE                               89405
JPMorgan Chase              COM              46625H100      344     8659 SH       SOLE                                8659
McDonalds Corp              COM              580135101      383    13670 SH       SOLE                               13670
Mercury General Cp          COM              589400100     8843   167200 SH       SOLE                              167200
Magna Intl Inc. Class A     CLA              559222401     1372    18519 SH       SOLE                               18519
Altria Group                COM              02209S103     4909   104350 SH       SOLE                              104350
Merk Co Inc                 COM              589331107      361    10950 SH       SOLE                               10950
Nike Inc Cl B               CLB              654106103     2818    35765 SH       SOLE                               35765
OCA, Inc.                   COM              67083Q101       95    20000 SH       SOLE                               20000
Pfizer Incorporated         COM              717081103      248     8100 SH       SOLE                                8100
Papa Johns Intl Inc.        COM              698813102      662    21584 SH       SOLE                               21584
Staples Inc.                COM              855030102     2422    81208 SH       SOLE                               81208
State Street Corp           COM              857477103     3876    90740 SH       SOLE                               90740
Constellation Brand CL A    CLA              21036P108     9637   253200 SH       SOLE                              253200
Telefonos De Mex L          SPONSORED ADR    879403780      891    27600 SH       SOLE                               27600
Toll Brothers               COM              889478103    12637   272750 SH       SOLE                              272750
Walmart Stores Inc          COM              931142103     1496    28120 SH       SOLE                               28120